Employees, Aggregate employee remuneration (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Employee	Dec. 31, 2019 USD ($) Employee		Dec. 31, 2018 USD ($) Employee
Employees [Abstract]
Average number of employees | Employee	174	99		61
Employee remuneration [Abstract]
Wages and salaries	$ 32,688	$ 17,268		$ 7,249
Social security costs	3,431	2,037		1,005
Pension costs - employees	1,213	769		583
Directors' remuneration	2,158	2,555		1,565
Share based payments	4,729	841	[1]	821
Total employee costs	$ 44,219	$ 23,470		$ 11,223

[1]	see Note 27